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                          JPMORGAN EQUITY FUNDS

                  JPMORGAN DIVERSIFIED MID CAP VALUE FUND
                      JPMORGAN INTREPID MID CAP FUND
                      JPMORGAN LARGE CAP GROWTH FUND
                  (each, a series of JPMorgan Trust II)
                              ALL SHARE CLASSES

                         SUPPLEMENT DATED MAY 8, 2006
              TO THE EQUITY PROSPECTUSES DATED NOVEMBER 1, 2005

CHANGES TO FUND MANAGERS FOR JPMORGAN DIVERSIFIED MID CAP VALUE FUND. The following information is added to the text under "The Fund Managers--JPMorgan Diversified Mid Cap Value Fund" in the Equity Fund Prospectuses:

    JPMORGAN DIVERSIFIED MID CAP VALUE FUND. In addition to Messrs. Simon and Playford, Gloria Fu is also a portfolio manager for the JPMorgan Diversified Mid Cap Value Fund. Ms. Fu, a vice president of JPMIM and a CFA charterholder, has worked for various affiliates of JPMIM since
    2002. Ms. Fu is a research analyst in the U.S. Equity Group focusing predominantly on consumer companies. She previously worked at JPMorgan Securities as a sell-side analyst focusing on the gaming and lodging industries. Ms. Fu also worked as a sell-side analyst for Robertson Stephens, Inc. from 2000 to 2002 covering the gaming and lodging industry.

CHANGES TO FUND MANAGERS FOR JPMORGAN INTREPID MID CAP FUND. The following information is added to the text under "The Fund Managers--JPMorgan Intrepid Mid Cap Fund" in the Equity Fund Prospectuses:

    JPMORGAN INTREPID MID CAP FUND. In addition to Messrs. Tarca and Weller, Jason Alonzo is a member of the portfolio management team for the JPMorgan Intrepid Mid Cap Fund. Mr. Alonzo, vice president, has been with JPMorgan Chase or its affiliates (or one of its predecessors) since 2000. Prior to managing the JPMorgan Intrepid Funds, he served as an investment assistant in the U.S. Equity Group.

CHANGES TO FUND MANAGERS FOR JPMORGAN LARGE CAP GROWTH FUND. The following information is added to the text under "The Fund Managers--JPMorgan Large Cap Growth Fund" in the Equity Fund Prospectuses:

    JPMORGAN LARGE CAP GROWTH FUND. In addition to Mr. Devulapally, Christopher Mark Vyvyan Jones also acts as a portfolio manager for the JPMorgan Large Cap Growth Fund. Mr. Jones joined JPMorgan Investment Advisors in July 2004. In addition to his position at JPMorgan Investment Advisors, Mr. Jones is a Managing Director and head of the small company team for JPMIM. Mr. Jones has worked as a portfolio manager with JPMorgan Chase or its affiliates (or one of its predecessors) since 1982.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                                                    SUP-USEQ-506